Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2020
Recoverable taxes
Schedule of recoverable taxes

	December 31, 2020	December 31, 2019
Value-added tax (net of provision for loss)	433	484
Brazilian federal contributions	593	659
Prepaid income taxes	561	967
Others	13	16
Total	1,600	2,126
Current	509	922
Non-current	1,091	1,204
Total	1,600	2,126